Report of the directors financial review risk report - The Downside scenarios (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Consensus Downside scenario allowance for ECL | UK | 2024
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(0.70%)	(1.00%)
Consensus Downside scenario allowance for ECL | UK | 2025
Disclosure of financial assets [line items]
Unemployment rate (%, max)	6.30%	6.40%
House price index (%, start-to-trough)	(5.90%)	(12.00%)
Inflation rate (YoY % change, max)	3.40%	4.10%
Central bank policy rate (%, min)	5.60%	5.70%
Consensus Downside scenario allowance for ECL | US | 2024
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(1.20%)	(1.40%)
Consensus Downside scenario allowance for ECL | US | 2025
Disclosure of financial assets [line items]
Unemployment rate (%, max)	5.10%	5.60%
House price index (%, start-to-trough)	(0.20%)	(1.30%)
Inflation rate (YoY % change, max)	3.80%	3.50%
Central bank policy rate (%, min)	5.80%	5.60%
Consensus Downside scenario allowance for ECL | Hong Kong | 2024
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(2.30%)	(1.60%)
Consensus Downside scenario allowance for ECL | Hong Kong | 2025
Disclosure of financial assets [line items]
Unemployment rate (%, max)	4.40%	4.70%
House price index (%, start-to-trough)	(5.20%)	(9.60%)
Inflation rate (YoY % change, max)	3.80%	3.80%
Central bank policy rate (%, min)	6.20%	6.00%
Consensus Downside scenario allowance for ECL | Mainland China | 2024
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(2.30%)	(1.50%)
Consensus Downside scenario allowance for ECL | Mainland China | 2025
Disclosure of financial assets [line items]
Unemployment rate (%, max)	6.60%	6.90%
House price index (%, start-to-trough)	(9.80%)	(7.10%)
Inflation rate (YoY % change, max)	3.10%	3.50%
Central bank policy rate (%, min)	3.50%	3.20%
Consensus Downside scenario allowance for ECL | France | 2024
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(0.30%)	(0.30%)
Consensus Downside scenario allowance for ECL | France | 2025
Disclosure of financial assets [line items]
Unemployment rate (%, max)	8.50%	8.50%
House price index (%, start-to-trough)	(0.50%)	(1.20%)
Inflation rate (YoY % change, max)	3.50%	3.80%
Central bank policy rate (%, min)	4.10%	4.20%
Consensus Downside scenario allowance for ECL | UAE | 2024
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	0.30%	1.40%
Consensus Downside scenario allowance for ECL | UAE | 2025
Disclosure of financial assets [line items]
Unemployment rate (%, max)	3.40%	3.70%
House price index (%, start-to-trough)	(0.20%)	0.30%
Inflation rate (YoY % change, max)	2.60%	3.00%
Central bank policy rate (%, min)	5.90%	5.70%
Consensus Downside scenario allowance for ECL | Mexico | 2024
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(0.90%)	(0.30%)
Consensus Downside scenario allowance for ECL | Mexico | 2025
Disclosure of financial assets [line items]
Unemployment rate (%, max)	3.70%	3.50%
House price index (%, start-to-trough)	0.70%	1.20%
Inflation rate (YoY % change, max)	6.10%	6.50%
Central bank policy rate (%, min)	12.00%	12.00%
Downside 2 scenario allowance for ECL | UK | 2024
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(8.80%)	(8.80%)
Downside 2 scenario allowance for ECL | UK | 2025
Disclosure of financial assets [line items]
Unemployment rate (%, max)	8.40%	8.40%
House price index (%, start-to-trough)	(29.70%)	(30.20%)
Inflation rate (YoY % change, max)	10.20%	10.10%
Central bank policy rate (%, min)	5.90%	6.00%
Downside 2 scenario allowance for ECL | US | 2024
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(4.10%)	(4.60%)
Downside 2 scenario allowance for ECL | US | 2025
Disclosure of financial assets [line items]
Unemployment rate (%, max)	8.90%	9.30%
House price index (%, start-to-trough)	(15.60%)	(14.70%)
Inflation rate (YoY % change, max)	5.00%	4.80%
Central bank policy rate (%, min)	6.00%	6.10%
Downside 2 scenario allowance for ECL | Hong Kong | 2024
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(8.00%)	(8.20%)
Downside 2 scenario allowance for ECL | Hong Kong | 2025
Disclosure of financial assets [line items]
Unemployment rate (%, max)	6.40%	6.40%
House price index (%, start-to-trough)	(35.80%)	(32.80%)
Inflation rate (YoY % change, max)	4.30%	4.10%
Central bank policy rate (%, min)	6.40%	6.40%
Downside 2 scenario allowance for ECL | Mainland China | 2024
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(7.70%)	(6.40%)
Downside 2 scenario allowance for ECL | Mainland China | 2025
Disclosure of financial assets [line items]
Unemployment rate (%, max)	6.60%	7.00%
House price index (%, start-to-trough)	(28.10%)	(25.50%)
Inflation rate (YoY % change, max)	5.40%	4.10%
Central bank policy rate (%, min)	4.00%	4.10%
Downside 2 scenario allowance for ECL | France | 2024
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(7.40%)	(6.60%)
Downside 2 scenario allowance for ECL | France | 2025
Disclosure of financial assets [line items]
Unemployment rate (%, max)	10.20%	10.20%
House price index (%, start-to-trough)	(15.00%)	(14.50%)
Inflation rate (YoY % change, max)	8.60%	8.60%
Central bank policy rate (%, min)	5.00%	5.20%
Downside 2 scenario allowance for ECL | UAE | 2024
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(7.00%)	(4.90%)
Downside 2 scenario allowance for ECL | UAE | 2025
Disclosure of financial assets [line items]
Unemployment rate (%, max)	4.90%	4.30%
House price index (%, start-to-trough)	(14.00%)	(2.90%)
Inflation rate (YoY % change, max)	3.50%	3.50%
Central bank policy rate (%, min)	6.10%	6.10%
Downside 2 scenario allowance for ECL | Mexico | 2024
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(8.70%)	(8.10%)
Downside 2 scenario allowance for ECL | Mexico | 2025
Disclosure of financial assets [line items]
Unemployment rate (%, max)	5.40%	4.90%
House price index (%, start-to-trough)	0.70%	1.20%
Inflation rate (YoY % change, max)	6.50%	7.00%
Central bank policy rate (%, min)	12.40%	12.70%